Note 11 - Net Loss Per Share	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
11.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Three months ended March 31,
	2020	2021
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(16,084)	$(16,988)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	27,732,449	39,004,609

Net loss per share —basic and diluted	$(0.58)	$(0.44)

The effects of unvested restricted shares and share options were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the three
months ended
March 31, 2020
and
2021.